Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (6,400,000)	$ (2,895,000)		$ (12,000,000)	$ (16,019,000)		$ (19,791,000)	$ (10,008,000)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation and amortization					13,000		14,000	4,000
Share-based compensation				2,419,000	989,000		2,245,000	1,150,000
Issuance of share capital for payments in kind				27,000			271,000	142,000
Change in fair value of warrant liabilities	(253,000)	(30,000)		(333,000)	(528,000)		(2,085,000)	(6,599,000)
Accretion of debt issuance costs on notes payable and notes payable, related party				93,000
Gain on settlement of current liabilities	(774,000)			(2,018,000)
Impairment loss on other intangible assets	5,180,000			5,180,000
Loss on derivative liability	100,000			100,000
Deferred tax benefit				(1,088,000)
Loss on extinguishment of related party debt	967,000			967,000
Unrealized foreign currency exchange (gains) losses				(450,000)	121,000		255,000	(255,000)
Changes in operating assets and liabilities
Prepaid expenses and other current assets				392,000	1,114,000		1,316,000	70,000
Accounts payable and accrued expenses				(816,000)	3,882,000		5,223,000	(936,000)
Net cash used in operating activities				(7,527,000)	(10,428,000)		(12,552,000)	(16,432,000)
Cash flows from investing activities
Cash acquired in Peak Bio Acquisition							382,000
Net cash provided by investing activities							382,000
Cash flows from financing activities
Proceeds from issuance of May 2024 Convertible Notes, net of debt issuance costs				5,879,000	8,687,000		11,815,000	7,016,000
Proceeds from issuance of April 2023 Convertible Notes, net of issuance costs					1,000,000		1,000,000
Proceeds from issuance of notes payable				2,099,000
Proceeds from pre-funded warrants				330,000
Repayments of notes payable				(488,000)
Repayment of convertible notes							(750,000)
Proceeds from issuance of restricted shares							26,000
Proceeds from employee vesting of restricted shares				33,000	29,000		2,000	4,000
Payments on short-term financing arrangement				(442,000)	(882,000)		(1,105,000)
Net cash provided by financing activities				7,411,000	8,834,000		10,988,000	7,020,000
Effect of exchange rate changes on cash				1,000	(5,000)		(4,000)	7,000
Net decrease in cash				(115,000)	(1,599,000)		(1,186,000)	(9,405,000)
Cash and restricted cash, beginning of year				2,659,000	3,845,000	$ 13,250,000	3,845,000	13,250,000
Total cash, cash equivalents and restricted cash	2,544,000	2,246,000		2,544,000	2,246,000		2,659,000	3,845,000	$ 13,250,000
Components of cash, cash equivalents and restricted cash
Cash	2,484,000	2,246,000		2,484,000	2,246,000		2,599,000	3,845,000
Restricted cash	60,000			60,000			60,000
Total cash and restricted cash	$ 2,544,000	2,246,000		2,544,000	2,246,000		2,659,000	3,845,000
Non-cash investing and financing activities:
Financing costs in accounts payable and accrued expenses							348,000	55,000
Seller-financed purchases				499,000	1,105,000		1,105,000
Payroll taxes on share-based compensation in accrued expenses					193,000		193,000
Issuance of ordinary shares for Peak Bio Acquisition							28,129,000
Warrants assumed in connection with Peak Bio Acquisition							1,844,000
Supplemental disclosures of non-cash financing activities:
Cash paid for interest				101,000	120,000		143,000
Financing costs in accounts payable					72,000
Issuance of share capital for settlement of convertible notes, related party				309,000
Issuance of share capital for settlement of note payable, related party				1,000,000
Issuance of share capital for payments in kind				595,000
Modification of warrants in connection with issuance of notes payable				2,643,000
Reclassification and modification of warrants in connection with amendment of convertible notes				$ 192,000
Peak Bio, Inc. [Member]
Cash flows from operating activities
Net loss		1,713,936	$ 410,587		(2,798,632)	(12,300,473)		(12,825,917)	(13,088,717)
Adjustment to reconcile net loss to net cash used in operating activities
Share-based compensation					30,509	375,239		275,418	560,060
Change in fair value of warrant liabilities			(2,218,040)			(2,030,182)		(2,100,123)	75,000
Accretion of discount on convertible notes payable					1,513,822	2,151,136		2,511,296
Depreciation					57,897	111,759		144,045	151,873
Accretion of the operating lease liability								388,501
Change in fair value of warrant liability						(2,030,182)		(2,100,123)	75,000
Change in fair value of derivative liability					105,839	(837,146)		(837,146)	(92,110)
Change in fair value of convertible notes payable									1,186,800
Loss on extinguishment of related party debt						1,014,368		15,490	467,073
Cancellation of trade liability					(207,967)
Issuance of shares for financing fee						250,000		250,000	250,000
Impairment loss on operating right-of-use-asset						3,513,999		3,513,999
Loss on disposal of equipment					1,216	79,495		79,495
Amortization of right-of-use lease asset						167,073		167,073	634,611
Gain on extinguishment of termination of lease		(4,304,725)			(4,304,725)
Changes in operating assets and liabilities
Prepaid expenses and other current assets					1,317,108	1,396,410		569,403	(698,741)
Other noncurrent asset					(1,936)	(3,500)		(7,700)
Accounts payable					(127,879)	2,098,290		2,234,921	816,037
Operating lease liability					39,212	121,538		(177,111)	(87,838)
Other noncurrent liabilities					(230,650)	(560,150)		(560,150)	569,230
Accrued expenses and other current liabilities					929,844	1,162,728		1,600,486	1,771,097
Net cash used in operating activities					(3,676,342)	(3,289,416)		(4,758,020)	(7,485,625)
Cash flows from investing activities
Sale of property and equipment					66,500
Purchase of property and equipment									(142,249)
Net cash provided by investing activities					66,500				(142,249)
Cash flows from financing activities
Proceeds from issuance of May 2024 Convertible Notes, net of debt issuance costs						105,317		105,317	5,177,163
Proceeds from issuance of April 2023 Convertible Notes, net of issuance costs						2,069,231		2,069,231
Proceeds from exercise of warrants						1,025,000		1,029,920
Proceeds from Secured Founder Loan									500,000
Proceeds from issuance of December 2023 Convertible Notes, net of debt issuance costs								1,416,400
Repayment of Insurance Financing Note								(921,576)
Proceeds from Insurance Financing Note								631,993
Repayment of Promissory Note								(300,000)
Proceeds from completion of Ignyte business combination									3,910,375
Settlement of Forward Share Purchase Agreement									(3,802,623)
Proceeds from net shareholder contributions									1,250,298
Proceeds from 2022 Pre-Business Combination Convertible Notes									1,250,000
Proceeds from (repayment of) Founder Loans								250,000	(150,000)
Net cash provided by financing activities					4,092,167	2,527,972		4,281,285	8,135,213
Effect of exchange rate changes on cash					(1,830)	21,288		23,793	(55,225)
Net decrease in cash					482,325	(761,444)		(476,735)	507,339
Cash and restricted cash, beginning of year					441,649	894,591	441,649	894,591	442,477
Total cash, cash equivalents and restricted cash		922,144	154,435		922,144	154,435		441,649	894,591
Components of cash, cash equivalents and restricted cash
Cash		862,144	94,435		862,144	94,435		381,649	654,892
Restricted cash		$ 60,000	$ 60,000		60,000	60,000		60,000	239,699
Supplemental disclosures of non-cash financing activities:
Cash paid for interest					95,022
Cash paid for taxes									8,844
Exchange of related party loans for convertible notes, related party						1,130,775		1,130,775
Fair value of warrants exercised and reclassified to additional paid in capital						761,568		761,568
Fair value of warrants reclassified to additional paid in capital								65,469
Capital Contribution from Extinguishment of Ignyte Sponsor Promissory Note								211,643
Purchase of property and equipment included in accounts payable									33,060
Warrant liability assumed in Business Combination									450,000
Related party loans assumed in Business Combination									211,953
Convertible notes payable and derivative liability assumed in Business Combination									1,512,500
Related party loan entered into for settlement of accrued expenses									400,000
Shares issued for settlement of related party loan and accrued interest									502,740
Financing received for annual insurance policy									921,576
Shares issued for settlement of convertible notes payable and accrued interest									1,263,099
Operating lease liabilities arising from obtaining right-of-use assets									$ 4,189,492
Repayment of Insurance Financing Note					(631,993)	(921,576)
Exchange of April 2023 Convertible Note for December 2023 Convertible Note					250,600
Issuance of Promissory Note for Palo Alto Lease					325,000
Fair value of warrants issued with convertible notes, related party						786,967
Fair value of warrants issued with convertible notes						1,615,194
Fair value of derivative issued with convertible notes						849,146
Peak Bio, Inc. [Member] | December 2023 Convertible Notes [Member]
Cash flows from financing activities
Proceeds from issuance of May 2024 Convertible Notes, net of debt issuance costs					674,160
Peak Bio, Inc. [Member] | May 2024 Convertible Notes [Member]
Cash flows from financing activities
Proceeds from issuance of May 2024 Convertible Notes, net of debt issuance costs					3,300,000
Founder Loans [Member]
Cash flows from financing activities
Proceeds from Secured Founder Loan
Founder Loans [Member] | Peak Bio, Inc. [Member]
Cash flows from financing activities
Proceeds from Secured Founder Loan						250,000
Secured Founder Loans [Member]
Cash flows from financing activities
Proceeds from Secured Founder Loan
Secured Founder Loans [Member] | Peak Bio, Inc. [Member]
Cash flows from financing activities
Proceeds from Secured Founder Loan					$ 750,000